SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cash and Cash Equivalents (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024	Oct. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash equivalents	$ 25,449,000	$ 28,891,000	$ 41,719,000	$ 48,252,000
Cartesian Growth Corporation III
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash	396,210	624,163		0
Cash equivalents	$ 0	$ 0		$ 0	$ 0